EMPLOYEE POST-RETIREMENT BENEFITS (Details 2) (CAD)								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Pension Benefit Plans		Dec. 31, 2012 Pension Benefit Plans		Dec. 31, 2011 Pension Benefit Plans	Dec. 31, 2013 Pension Benefit Plans Debt securities		Dec. 31, 2012 Pension Benefit Plans Debt securities		Dec. 31, 2013 Pension Benefit Plans Debt securities Minimum		Dec. 31, 2013 Pension Benefit Plans Debt securities Maximum		Dec. 31, 2013 Pension Benefit Plans Equity securities		Dec. 31, 2012 Pension Benefit Plans Equity securities		Dec. 31, 2013 Pension Benefit Plans Equity securities Minimum		Dec. 31, 2013 Pension Benefit Plans Equity securities Maximum		Dec. 31, 2013 Pension Benefit Plans Alternatives Minimum		Dec. 31, 2013 Pension Benefit Plans Alternatives Maximum		Dec. 31, 2013 Other Post-Retirement Benefit Plans		Dec. 31, 2012 Other Post-Retirement Benefit Plans		Dec. 31, 2011 Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation			(2,224,000,000)	[1]	(2,142,000,000)	[1]																						(172,000,000)	[1]	(165,000,000)	[1]
Plan assets at fair value			2,152,000,000		1,825,000,000																							0		0
Funded Status – Deficit			(72,000,000)		(317,000,000)																							(172,000,000)		(165,000,000)
Accumulated benefit obligation			2,039,000,000		1,966,000,000
Funded status based on accumulated benefit obligation
Accumulated benefit obligation			(2,039,000,000)		(1,966,000,000)
Plan assets at fair value	2,187,000,000	1,857,000,000	2,152,000,000		1,825,000,000		1,656,000,000																					35,000,000		32,000,000		29,000,000
Funded Status – Surplus/(Deficit)			113,000,000		(141,000,000)
Accumulated benefit obligation and fair value of plan assets for plans that are not fully funded
Accumulated benefit obligation	2,039,000,000	1,966,000,000	569,000,000		1,966,000,000
Plan assets at fair value			537,000,000		1,825,000,000
Funded Status – Deficit			(32,000,000)		(141,000,000)
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%	100.00%	[2]	100.00%	[2]		31.00%	[2]	36.00%	[2]					69.00%	[2]	64.00%	[2]
Target Allocations (as a percent)												25.00%	[2]	35.00%	[2]					50.00%	[2]	70.00%	[2]	5.00%	[2]	15.00%	[2]
Amount of the Company's debt or the Company's common shares included in plan assets								2,000,000		2,000,000						2,000,000		3,000,000
Percentage of the Company's debt or the Company's common shares included in plan assets as compared to total plan assets								0.10%		0.10%						0.10%		0.20%

[1]	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
[2]	Target allocations were revised in November 2013 and the investment mix is being adjusted accordingly.